Reconciliation of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Income Taxes [Line Items]
Computed expected tax	$ 19,517	$ 11,973	$ 6,489
State taxes, net of federal effect	677	552	351
Indefinitely invested earnings of foreign subsidiaries	(5,895)	(3,898)	(2,125)
Research and development credit, net	(103)	(167)	(23)
Domestic production activities deduction	(328)	(168)	(48)
Other	162	(9)	(117)
Provision for income taxes	$ 14,030	$ 8,283	$ 4,527
Effective tax rate	25.20%	24.20%	24.40%